Finance Receivables, Credit Quality Information and Allowance for Credit Losses - Additional Information (Detail) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance receivables in non-accrual status		$ 19,277,057	$ 11,823,403
Financing receivables under CSO program which were greater than 90 days past due	$ 0	$ 0	$ 0
Unpaid principal balance of finance receivables	259,916,000
Finance receivables at fair value	296,381,000
Maturity Greater than 90 Days [Member]
Unpaid principal balance of finance receivables	10,048,000
Finance receivables at fair value	$ 495,000